Derivative Liability (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Liability

During the nine months ended December 31, 2019, we had the following activity in our derivative liability account:

Derivative liability at March 31, 2019	$1,358,901
Derivative liability recorded on new instruments	1,206,139
Derivative liability reduced by debt settlement	(1,676,735)
Change in fair value	(504,635)
Derivative liability at December 31, 2019	$383,670

During the year ended March 31, 2019, we had the following activity in our derivative liability account:

Derivative liability at March 31, 2018	$-
Derivative liability recorded on new instruments	1,144,525
Change in fair value	214,376
Derivative liability at March 31, 2019	$1,358,901

Schedule of Assumptions Used in Binominal Option Pricing Model

During the nine months ended December 31, 2019, the assumptions used in our binomial option pricing model were in the following range:

Risk free interest rate	1.53% - 2.13%
Expected life in years	0.03 - 1.25
Expected volatility	250% - 381%

During the year ended March 31, 2019, the assumptions used in our binomial option pricing model were in the following range:

Risk free interest rate	2.40% - 2.58%
Expected life in years	0.35 - 1.25
Expected volatility	222% - 268%